Subsidiaries (Schedule of calculation of the profit from loss of control - Harrison Street transaction) (Details) - Harrison Street Transaction [Member] $ in Millions	1 Months Ended
Aug. 16, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Fair value	$ 594
Net assets attributable to the Group at deconsolidation date	(519)
Excess fair value	75
Transaction costs carried to profit or loss and others	(6)
Pretax income on loss of control in CPV Renewable	69
Tax expenses due to restructuring carried out prior to completing the transaction	(3)
Deferred tax expenses with respect to revaluation of investment to fair value	(19)
Post-tax income on loss of control in CPV Renewable	$ 47